Phoenix Insight Funds Trust

Phoenix Insight Money Market Fund

Supplement dated April 14, 2008 to the

Money Market Fund Prospectuses and Statement of Additional Information (SAI)

dated May 1, 2007, as supplemented May 24, 2007, August 20, 2007,

September 7, 2007, November 9, 2007, December 21, 2007 (SAI only),

March 12, 2008 and April 8, 2008 (SAI only)

Phoenix Insight Funds—Class A Shares and Class C Shares Prospectus

Phoenix Insight Funds—Class I Shares Prospectus

Money Market Funds—Class A Shares Prospectus

Money Market Fund—Exchange Shares Prospectus

IMPORTANT NOTICE TO INVESTORS

In the Prospectus section “Fund Fees and Expenses—Money Market Funds,” footnote “(b)” under “Total Annual Fund Operating Expenses” is deleted. As a result, the “Note” under the fund’s hypothetical “Example” is also deleted.

In the SAI section “Services of the Adviser and Subadvisers” the adviser’s voluntary limitation of total operating expenses is deleted.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

PXP 5125 MMFCap (04/08)